As filed with the Securities and Exchange Commission on March 28, 2017

Securities Act Registration No.	333-216134

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / /

Post-Effective Amendment No. /2/

Ultimus Managers Trust
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices) (Zip Code)

(513) 587-3400
(Registrant's Telephone Number, including Area Code)

Bo James Howell
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With Copy To:

Thomas W. Steed III, Esq.
Kilpatrick, Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609

Title of securities being registered: Shares of a series of the Registrant – Kempner Multi-Cap Deep Value Equity Fund

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement to designate a new effective date for a previously filed Registration Statement. This Registration Statement shall become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 1 (“PEA #1”) was filed pursuant to Section 8(a) under the Securities Act of 1933, as amended, on March 27, 2017. This Post-Effective Amendment No. 2 (“PEA #2”) is filed pursuant to Section 8(a) for the sole purpose of requesting acceleration of effectiveness.

This PEA #2 incorporates by reference all information and exhibits contained in PEA #1.